PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 3 – PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	December 31,
	2015	2014

Office equipment	$51,323	$51,322
Lab equipment	722,555	544,858
Furniture	26,028	18,782
Leasehold improvements	231,859	136,900
	1,031,765	751,862
Less: Accumulated depreciation	536,703	376,635

	$495,062	$375,227

Depreciation expense for the years ending December 31, 2015 and 2014 was $160,068 and $136,322.